Stock-Based Compensation (2019 Stock Plan Activity) (Details) - 2019 Stock Plan - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of shares granted
Beginning balance (in shares)	6,122,044	0
Granted (in shares)	334,894		6,212,609
Exercised (in shares)	0		0
Forfeited (in shares)	171,830		90,565
Ending balance (in shares)	6,285,108	6,122,044	0
Options exercisable at December 31, 2019 (in shares)	0
Weighted- average exercise price
Weighted-average exercise price, beginning balance (in dollars per share)	$ 11.58	$ 0
Granted (in dollars per share)	13.87		$ 11.58
Exercised (in dollars per share)	0		0
Forfeited (in dollars per share)	11.79		11.79
Weighted-average exercise price, ending balance (in dollars per share)	11.69	$ 11.58	$ 0
Options exercisable at December 31, 2019 (in dollars per share)	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options outstanding, weighted average contractual term	9 years 3 months 21 days	9 years 9 months 29 days	0 years
Options exercisable, weighted average contractual term	9 years 3 months 21 days
Options outstanding, aggregate intrinsic value	$ 29,225,752	$ 0	$ 0
Options exercisable, aggregate intrinsic value	$ 0